Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 26, 2011	Dec. 26, 2010
Assets:
Cash and cash equivalents	$ 34,564	$ 106,077
Restricted cash and cash equivalents	61,483	60,953
Investment in available-for-sale securities	824	1,554
Trade accounts and other receivables, less allowance for doubtful accounts	364,995	321,300
Account receivable from JBS USA, LLC	13,708	465
Inventories	967,067	1,029,254
Income taxes receivable	57,835	58,465
Current deferred tax assets	3,612	3,476
Prepaid expenses and other current assets	96,289	81,250
Assets held for sale	48,162	47,671
Total current assets	1,648,539	1,710,465
Investment in available-for-sale securities	12,224	11,595
Deferred tax assets	32,303	22,609
Other long-lived assets	64,804	67,143
Identified intangible assets, net	46,954	48,950
Property, plant and equipment, net	1,358,378	1,358,136
Total assets	3,163,202	3,218,898
Accounts payable	335,009	329,780
Account payable to JBS USA, LLC	13,073	7,212
Accrued expenses and other current liabilities	315,123	297,940
Income taxes payable	2,292	6,814
Current deferred tax liabilities	38,744	38,745
Current maturities of long-term debt	15,607	58,144
Total current liabilities	719,848	738,635
Long-term debt, less current maturities	1,448,280	1,281,160
Note payable to JBS USA Holdings, Inc.	50,000
Deferred tax liabilities	3,612	3,476
Other long-term liabilities	113,765	117,031
Total liabilities	2,335,505	2,140,302
Common stock	2,143	2,143
Additional paid-in capital	1,443,186	1,442,810
Accumulated deficit	(596,074)	(348,653)
Accumulated other comprehensive loss	(24,368)	(23,637)
Total Pilgrim's Pride Corporation stockholders' equity	824,887	1,072,663
Noncontrolling interest	2,810	5,933
Total stockholders' equity	827,697	1,078,596
Total liabilities and stockholders' equity	$ 3,163,202	$ 3,218,898